Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share
Profit attributable to the Parent	R$ 16,406,932	R$ 12,582,477	R$ 8,924,064
Basic earnings per 1,000 shares (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares	R$ 2,094.83	R$ 1,604.34	R$ 1,133.43
Preferred shares	R$ 2,304.32	R$ 1,764.78	R$ 1,246.77
Net Profit attributable - Basic (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares	R$ 7,965,194	R$ 6,108,349	R$ 4,332,026
Preferred shares	R$ 8,441,738	R$ 6,474,128	R$ 4,592,038
Weighted average shares outstanding (in thousands) - Basic
Earnings per share (Brazilian Reais)
Common shares	3,802,303	3,807,386	3,822,057
Preferred shares	3,663,444	3,668,527	3,683,145